Note 2 - Business Combinations - Loan Data for the LBC Acquisition (Details) - LBC Bancshares, Inc [Member]	May 01, 2019 USD ($)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period, at Acquisition, at Fair Value	$ 176,000
Acquired receivables subject to ASC 310-30, gross contractual amounts receivable	695,000
Non-accretable Difference	(519,000)
Acquired receivables not subject to ASC 310-30, fair value	130,392,000
Acquired receivables not subject to ASC 310-30, gross contractual amounts receivable	132,381,000
Acquired receivables not subject to ASC 310-30, estimate of contractual cash flows not expected to be collected